GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.
Pointer Telocation Ltd. (“the Company”) was incorporated in Israel and commenced operations in July 1991. The Company conducts its operations through two main segments. Through its Cellocator segment, the Company designs, develops and produces leading mobile resource management products, including asset tracking, fleet management, and security products, for sale to third party operators providing mobile resource management services and to our MRM segment. Through its MRM segment, the Company acts as an operator by bundling its products together with a range of services, including stolen vehicle retrieval services and fleet management services.

The Company provides services, for the most part, in Israel, Argentina, Mexico, South Africa and Brazil, through its local subsidiaries and affiliates. The Company sells its products worldwide through direct sell, its local subsidiaries and affiliates to independent operators provide similar services in Latin America, Europe and other countries utilizing the Company’s technology and operational know-how. The Company’s shares are traded on the NASDAQ Capital Market.

b.
As of January 14th, 2014 The Company held 54.48% of the share capital of Shagrir Systems Ltd. (“Shagrir”).  On January 15th, 2014 the Company acquired the 45.5% remaining interest in Shagrir. In consideration for the acquired interest in Shagrir: (i) the Company paid an aggregate of $7.8 million using credit facilities from banking institutions and (ii) issued 994,357 Ordinary Shares to Shagrir’s selling shareholders.

Shagrir is engaged in the field of road side assistance (“RSA”), towing services and stolen vehicle recovery in Israel.

On May 15, 2009, the Company’s subsidiary Shagrir acquired ownership of 51% of the ordinary shares of Car2go Ltd., which is engaged in car sharing and motor vehicle rental.

During 2012, Shagrir’s ownership increased to 62.3%.

In 2014, following the annual goodwill impairment test in accordance with ASC 350 “Intangibles - Goodwill and Others”, the Company fully impaired the goodwill attributed to Car2Go at the amount of $528. These amounts were recorded in the 2014 Consolidated Statement of Operation under the discontinued operation. The material assumptions used for the income approach for 2014 were 5 years of projected net cash flows, a discount rate of 14% and a long-term growth rate of 3%

On April 9, 2014, Shagrir signed an agreement with car 2 go according to which Shagrir provided Car2go a convertible loan totaling NIS 3 million (“the loan principal”). The loan principal is linked to the Israeli CPI and bears annual interest of 7% to be calculated on a compounded interest basis. The loan principal, the interest and the linkage (as defined below) will be repaid by Car2go starting from the end of two years from the date of receiving the loan provided that Shagrir has not repaid the loan or converted the loan into equity prior to the maturity dates specified below.

On December 30, 2014, Shagrir sold the RSA operation, assets and liabilities into a new wholly owned subsidiary, Shagrir Group Vehicle Services Ltd (“Shagrir Group”). Following this transaction, Shagrir, with its remaining assets (primarily Fleet Management and Stolen Vehicle Recovery services), was merged into the company effective as of December 31, 2014 (the “Reorganization”) following the merger Shagrir was liquidated.

Following the transaction Shagrir recorded expenses related to the transaction in the amount of $683 (out of which $200 was paid till December 31, 2014 and the balance was paid during 2015). As a result of the Reorganization, Shagrir concluded that certain ERP systems will not be used and that certain motor vehicles will be sold and therefore were classified as held for sale. As a result, the Company recorded an impairment charge in the amount of $594 related to the ERP system and the motor vehicles.

Following the merger of Shagrir into the company, the company recorded tax income in the amount of $8,831 due to decrease in valuation allowance related to carry forward losses of the company that are more likely than not to be offset against future income and other temporary differences. See also Note 15.

In July 2015, Shagrir sold the 62.31% of Car2Go’s issued share capital that it held to Shagrir Group, as well as convertible shareholder loans provided by the company to Car2Go in the total amount of NIS 11.35 million and Shagrir Group assumed the Company’s guarantees provided to secure Car2Go’s obligations and undertakings, including its guarantee provided to secure Car2Go’s credit line in the amount of approximately NIS 1.3 million and the company’s guarantee provided to secure Car2Go’s obligations and undertakings towards Pacific Vehicle and Transportation Ltd. in the amount of approximately NIS 11.37 million in consideration. Since Car2go is Shagrir’s subsidiary, the results of Car2go until the date of the spinoff are included in the Company’s results as discontinued operations.

On June 8, 2016 Pointer spun off its Israeli subsidiary, Shagrir Group Vehicle Services Ltd., through which Pointer carried out its road side assistance (RSA) activities and listed Shagrir’s shares for trade on the Tel Aviv Stock Exchange. The results of Shagrir until that date are included in Pointer’s results as discontinued operations. See also Note 18.

c.
The Company holds 93% of the share capital of Argentina SA’s (formerly: Tracsat S.A.) (“Pointer Argentina”). Pointer Argentina is the operator of the Company’s systems and products that provides fleet management and stolen vehicle recovery services in Buenos Aires, Argentina.

d.
The Company holds 100% of the share capital of Pointer Recuperation de Mexico S.A. de C.V. (“Pointer Mexico”). After the company completed in 2015 the acquisition of Pointer Mexico by acquiring the 26% of the issued share capital of Pointer Mexico that the company did not previously own, from Pointer Recuperacion de Mexico, S. de R.L. de C.V. (the “Pointer Mexico Sellers”), in consideration for the issuance of 81,081 of the company ordinary shares to the Pointer Mexico Sellers.

Pointer Mexico provides fleet management and stolen vehicle recovery services to its customers in Mexico as well as distributing the Company’s products.

e.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brasil Comercial S.A. (“Pointer Brazil”). Pointer Brazil provides location, tracking and fleet management vehicles services to its customers in Brazil. As of October 13th, 2013 Company held 48.8% of the share capital in Pointer Brazil.

In March 2014, Pointer Brazil changed its legal form from corporation to Limited Liability Company (LLC), and its trading name from Pointer do Brasil Comercial S.A. to Pointer do Brasil Comercial Ltda., according to its article of association duly registered and properly approved by its shareholders.

In July 2013, the Company incorporated a wholly-owned subsidiary in Brazil at the name of Pointer do Brasil Participações Ltda. (“Pointer Brazil Holdings”).

On October 14, 2013, the Company acquired the remaining 51.2% of the issued share capital of Pointer Brazil from Bracco do Brasil Empreendimentos e Participações Ltda.

(“Bracco”) through Pointer Brazil Holdings. Following the completion of the transaction, the Company holds 100% of the issued share capital of Pointer Brazil.

In May 2014, Pointer Brazil was merged with Pointer Brazil Holdings. As a result of this merger, The Company holds directly 100% of the issued share capital of Pointer Brazil.

In 2015, following the annual goodwill impairment test in accordance with ASC 350 “Intangibles - Goodwill and Others”, the Company impaired the goodwill attributed to Brazil at the amount of $ 758. These amounts were recorded in the 2015 Consolidated Statement of Operation under the captions “Impairment of intangible and tangible assets”. The material assumptions used for the income approach for 2015 were 5 years of projected net cash flows, a discount rate of 25% and a long-term growth rate of 7.1% During 2016 there was no impairment.

f.	In October 2008, the Company established a wholly-owned subsidiary in the United States, Pointer Telocation Inc.

g.
On September 9, 2014, the Company acquired a 100% interest in Global Telematics S.A. Proprietary Limited (“Global Telematics”), a provider of commercial fleet management and vehicle tracking solutions in South Africa.

The acquisition-date fair value of the consideration transferred totaled to $ 1 million in cash.

The acquisition was accounted for under the purchase method of accounting as determined by ASC Topic 805, “Business Combinations”. Accordingly, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	$221
Property and equipment	565
Other intangible assets	190
Gain from a bargain purchase	(288)

$688

The excess of the net tangible and identifiable intangible assets over the purchase price paid was recorded as a gain. The gain has been recognized in the consolidated statement of comprehensive income as other income.

h.	In May 2012, the Company established a wholly-owned subsidiary in India, Pointer Telocation India Private Limited.

i.
On September 12, 2013, a shareholders meeting of the Company approved a compensation Policy for the Company’s directors and officers. The Compensation Policy includes, among other issues prescribed by the Israeli Companies Law, a framework for establishing the terms of office and employment of the office holders, and guidelines with respect to the structure of the variable pay of office holders. The Compensation Policy includes a compensation, bonus and benefits strategy for office holders which is designed in order to reward performance, maintain a reasonable wage structure throughout the organization and to reinforce a culture in order to promote the long-term success of the Company.

j.	On October 7, 2016, the Brazilian subsidiary acquired a 100% interest in Cielo Telecom Ltd. (“Cielo”), a fleet management services company based in South Brazil.

The acquisition-date fair value of the consideration transferred totaled to $ 8.5 million in cash.

The acquisition was accounted for under the purchase method of accounting as determined by ASC Topic 805, “Business Combinations”. Accordingly, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values at the date of acquisition.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	334
Property and equipment	1,239
Other intangible assets	2,100
Goodwill	6,068
Deferred taxes	(714)
Payables for acquisition of investments in subsidiaries	(496)

$8,531

Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2015 and 2016, assuming that the acquisitions of Ceilo occurred on January 1, 2015. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2016	2015
	Unaudited

Revenues	$67,468	$64,516

Net income attributable to Pointer shareholders’ from continuing operations	$3,820	$4,206

Basic income per share	$0.49	$0.53

Diluted income per share	$0.48	$0.53